Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 11 — Fair Value of Financial Instruments

Our cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and other current assets and liabilities (excluding derivative instruments) are carried at amounts which reasonably approximate their fair values due to their short-term nature.

Commodity Derivatives

The following table summarizes the estimated fair values of our commodity derivative assets and liabilities reported on the condensed consolidated balance sheet at September 30, 2014:

	Derivative	Derivative
	Assets	Liabilities
	(in thousands)
Level 1 measurements	$48,632	$(5,378)
Level 2 measurements	51,389	(38,280)
	100,021	(43,658)

Netting of counterparty contracts (1)	(4,635)	4,635
Cash collateral held	(13,704)	—
Commodity derivatives on condensed consolidated balance sheet	$81,682	$(39,023)

(1)     Relates to derivative assets and liabilities that are expected to be net settled on an exchange or through a master netting arrangement with the counterparty.

The following table summarizes the estimated fair values of our commodity derivative assets and liabilities reported on the condensed consolidated balance sheet at March 31, 2014:

	Derivative	Derivative
	Assets	Liabilities
	(in thousands)
Level 1 measurements	$4,990	$(3,258)
Level 2 measurements	49,605	(43,303)
	54,595	(46,561)

Netting of counterparty contracts (1)	(4,347)	4,347
Net cash collateral provided	456	—
Commodity derivatives on condensed consolidated balance sheet	$50,704	$(42,214)

(1)     Relates to derivative assets and liabilities that are expected to be net settled on an exchange or through a master netting arrangement with the counterparty.

Our commodity derivative assets and liabilities are reported in the following accounts on the condensed consolidated balance sheets:

	September 30,	March 31,
	2014	2014
	(in thousands)
Prepaid expenses and other current assets	$81,682	$50,704
Accrued expenses and other payables	(39,023)	(42,214)
Net commodity derivative asset	$42,659	$8,490

The following table summarizes our open commodity derivative contract positions at September 30, 2014 and March 31, 2014. We do not account for these derivatives as hedges.

		Total	Fair Value
		Notional	of
		Units	Net Assets
Contracts	Settlement Period	(Barrels)	(Liabilities)
		(in thousands)
At September 30, 2014 -
Cross-commodity (1)	October 2014 – March 2015	(12)	$(1,283)
Crude oil fixed-price (2)	October 2014 – December 2015	(1,638)	9,380
Crude oil index (3)	October 2014 – July 2015	2,195	4,397
Propane fixed-price (4)	October 2014 – March 2015	1,238	53
Refined products fixed-price (5)	October 2014 – July 2015	(4,475)	38,712
Renewable products fixed-price (6)	October 2014 – December 2015	(14)	5,104
			56,363
Net cash collateral held			(13,704)
Net commodity derivatives on condensed consolidated balance sheet			$42,659

At March 31, 2014 -
Cross-commodity (1)	April 2014 – March 2015	140	$(1,876)
Crude oil fixed-price (2)	April 2014 – March 2015	(1,600)	(2,796)
Crude oil index (3)	April 2014 – December 2015	3,598	6,099
Propane fixed-price (4)	April 2014 – March 2015	60	1,753
Refined products fixed-price (5)	April 2014 – July 2014	732	560
Renewable products fixed-price (6)	April 2014 – July 2014	106	4,084
Other	April 2014	—	210
			8,034
Net cash collateral provided			456
Net commodity derivatives on condensed consolidated balance sheet			$8,490

(1)     Cross-commodity — Our operating segments may purchase or sell a physical commodity where the underlying contract pricing mechanisms are tied to different commodity price indices. The contracts listed in this table as “Cross-commodity” represent derivatives we have entered into as an economic hedge against the risk of one commodity price moving relative to another commodity price.

(2)     Crude oil fixed-price — Our crude oil logistics segment routinely purchases crude oil inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Crude oil fixed-price” represent derivatives we have entered into as an economic hedge against the risk that crude oil prices will decline while we are holding the inventory.

(3)     Crude oil index — Our crude oil logistics segment may purchase or sell crude oil where the underlying contract pricing mechanisms are tied to different crude oil indices. These indices may vary in the type or location of crude oil, or in the timing of delivery within a given month. The contracts listed in this table as “Crude oil index” represent derivatives we have entered into as an economic hedge against the risk of one crude oil index moving relative to another crude oil index.

(4)     Propane fixed-price — Our liquids segment routinely purchases propane inventory during the warmer months and stores the propane inventory for sale during the colder months. The contracts listed in this table as “Propane fixed-price” represent derivatives we have entered into as an economic hedge against the risk that propane prices will decline while we are holding the inventory.

(5)     Refined products fixed-price — Our refined products and renewables segment routinely purchases refined products inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Refined products fixed-price” represent derivatives we have entered into as an economic hedge against the risk that refined product prices will decline while we are holding the inventory.

(6)     Renewable products fixed-price — Our refined products and renewables segment routinely purchases biodiesel and ethanol inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Renewable products fixed-price” represent derivatives we have entered into as an economic hedge against the risk that biodiesel or ethanol prices will decline while we are holding the inventory.

We recorded the following net gains (losses) from our commodity derivatives to cost of sales:

Three Months Ended		Six Months Ended
September 30,		September 30,
2014	2013	2014	2013
(in thousands)
$55,981	$(10,672)	$38,496	$(17,881)

Credit Risk

We maintain credit policies with regard to our counterparties on the derivative financial instruments that we believe minimize our overall credit risk, including an evaluation of potential counterparties’ financial condition (including credit ratings), collateral requirements under certain circumstances and the use of standardized agreements, which allow for netting of positive and negative exposure associated with a single counterparty.

We may enter into industry standard master netting agreements and may enter into cash collateral agreements requiring the counterparty to deposit funds into a brokerage margin account. The netting agreements reduce our credit risk by providing for net settlement of any offsetting positive and negative exposures with counterparties. The cash collateral agreements reduce the level of our net counterparty credit risk because the amount of collateral represents additional funds that we may access to net settle positions due us, and the amount of collateral adjusts each day in response to changes in the market value of counterparty derivatives.

Our counterparties consist primarily of financial institutions and energy companies. This concentration of counterparties may impact our overall exposure to credit risk, either positively or negatively, in that the counterparties may be similarly affected by changes in economic, regulatory or other conditions.

As is customary in the crude oil industry, we generally receive payment from customers for sales of crude oil on a monthly basis. As a result, receivables from individual customers in our crude oil logistics segment are generally higher than the receivables from customers in our other segments.

Failure of a counterparty to perform on a contract could result in our inability to realize amounts that have been recorded on our condensed consolidated balance sheets and recognized in our net income.

Interest Rate Risk

Our Revolving Credit Facility is variable-rate debt with interest rates that are generally indexed to bank prime or LIBOR interest rates. At September 30, 2014, we had $1.1 billion of outstanding borrowings under our Revolving Credit Facility at a rate of 1.91%. A change in interest rates of 0.125% would result in an increase or decrease of our annual interest expense of $1.3 million, based on borrowings outstanding at September 30, 2014.

The TLP Credit Facility is variable-rate debt with interest rates that are generally indexed to bank prime or LIBOR interest rates. At September 30, 2014, TLP had $252.0 million of outstanding borrowings under the TLP Credit Facility at a rate of 2.66%. A change in interest rates of 0.125% would result in an increase or decrease in TLP’s annual interest expense of $0.3 million, based on borrowings outstanding at September 30, 2014.

Fair Value of Notes

The following table provides estimates of the fair values of our fixed-rate notes at September 30, 2014 (in thousands):

5.125% Notes due 2019	$390,000
6.875% Notes due 2021	475,000
6.650% Notes due 2022	275,000

For the 2019 Notes and the 2021 Notes, the fair value estimates were developed by reference to broker quotes.  These estimates would be classified as Level 2 in the fair value hierarchy. For the 2022 Notes, the estimate was developed using observed yields on publicly-traded notes issued by other entities, adjusted for differences in the key terms of those notes and the key terms of our notes (examples include differences in the tenor of the debt, credit standing of the issuer, whether the notes are publicly-traded, and whether the notes are secured or unsecured).  These estimates of fair value would be classified as Level 3 in the fair value hierarchy.

Note 12 — Fair Value of Financial Instruments

Our cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and other current liabilities (excluding derivative instruments) are carried at amounts which reasonably approximate their fair values, due to their short-term nature. We believe the carrying amounts of our long-term debt instruments, including the Revolving Credit Facility and the Senior Notes, approximate their fair values, as we do not believe market conditions have changed materially since we entered into these debt agreements.

Commodity Derivatives

The following table summarizes the estimated fair values of the commodity derivative assets (liabilities) reported on the consolidated balance sheet at March 31, 2014:

	Derivative	Derivative
	Assets	Liabilities
	(in thousands)
Level 1 measurements	$4,990	$(3,258)
Level 2 measurements	49,605	(43,303)
	54,595	(46,561)

Netting of counterparty contracts(1)	(4,347)	4,347
Cash collateral provided or held	456	—
Commodity contracts reported on consolidated balance sheet	$50,704	$(42,214)

(1)         Relates to derivative assets and liabilities that are expected to be net settled on an exchange or through a master netting arrangement with the counterparty.

The following table summarizes the estimated fair values of the commodity derivative assets (liabilities) reported on the consolidated balance sheet at March 31, 2013:

	Derivative	Derivative
	Assets	Liabilities
	(in thousands)
Level 1 measurements	$947	$(3,324)
Level 2 measurements	9,911	(13,280)
	10,858	(16,604)

Netting of counterparty contracts(1)	(3,503)	3,503
Cash collateral provided or held	(1,760)	400
Commodity contracts reported on consolidated balance sheet	$5,595	$(12,701)

(1)         Relates to derivative assets and liabilities that are expected to be net settled on an exchange or through a master netting arrangement with the counterparty.

The commodity derivative assets (liabilities) are reported in the following accounts on the consolidated balance sheets:

	March 31,
	2014	2013
	(in thousands)
Prepaid expenses and other current assets	$50,704	$5,551
Other noncurrent assets	—	44
Accrued expenses and other payables	(42,214)	(12,701)
Net asset (liability)	$8,490	$(7,106)

The following table sets forth our open commodity derivative contract positions at March 31, 2014 and 2013. We do not account for these derivatives as hedges.

Contracts	Settlement Period	Total Notional Units (Barrels)	Fair Value of Net Assets (Liabilities)
		(in thousands)
At March 31, 2014 -
Cross-commodity (1)	April 2014 – March 2015	140	$(1,876)
Crude oil fixed-price (2)	April 2014 – March 2015	(1,600)	(2,796)
Crude oil index (3)	April 2014 – December 2015	3,598	6,099
Propane fixed-price (4)	April 2014 – March 2015	60	1,753
Refined products fixed-price (5)	April 2014 – July 2014	732	560
Renewable products fixed-price (6)	April 2014 – July 2014	106	4,084
Other	April 2014	—	210
			8,034
Net cash collateral provided			456
Net value of commodity derivatives on consolidated balance sheet			$8,490

At March 31, 2013 -
Cross-commodity (1)	April 2013 - March 2014	430	$(10,208)
Crude oil fixed-price (2)	April 2013 - March 2014	(144)	1,033
Crude oil index (3)	April 2013 - June 2014	(91)	153
Propane fixed-price (4)	April 2013 - March 2014	(282)	3,197
Other	May 2013 - June 2013	8	79
			(5,746)
Net cash collateral held			(1,360)
Net value of commodity derivatives on consolidated balance sheet			$(7,106)

(1)         Cross-commodity — Our operating segments may purchase or sell a physical commodity where the underlying contract pricing mechanisms are tied to different commodity price indices. The contracts listed in this table as “Cross-commodity” represent derivatives we have entered into as economic hedges against the risk of one commodity price moving relative to another commodity price.

(2)         Crude oil fixed-price — Our crude oil logistics segment routinely purchases crude oil inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Crude oil fixed-price” represent derivatives we have entered into as an economic hedge against the risk that crude oil prices will decline while we are holding the inventory.

(3)         Crude oil index — Our crude oil logistics segment may purchase or sell crude oil where the underlying contract pricing mechanisms are tied to different crude oil indices. These indices may vary in the type or location of crude oil, or in the timing of delivery within a given month. The contracts listed in this table as “Crude oil index” represent derivatives we have entered into as an economic hedge against the risk of one crude oil index moving relative to another crude oil index.

(4)         Propane fixed-price — Our liquids segment routinely purchases inventory during the warmer months and stores the inventory for sale in the colder months. The contracts listed in this table as “Propane fixed-price” represent derivatives we have entered into as an economic hedge against the risk that propane prices will decline while we are holding the inventory.

(5)         Refined products fixed-price — Our refined products segment routinely purchases refined products inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Refined products fixed-price” represent derivatives we have entered into as an economic hedge against the risk that refined product prices will decline while we are holding the inventory.

(6)         Renewable products fixed-price — Our renewables segment routinely purchases biodiesel and ethanol inventory to enable us to fulfill future orders expected to be placed by our customers. The contracts listed in this table as “Renewable products fixed-price” represent derivatives we have entered into as an economic hedge against the risk that biodiesel or ethanol prices will decline while we are holding the inventory.

We recorded the following net gains (losses) from our commodity derivatives to cost of sales:

Year Ended March 31,
2014	$(43,655)
2013	(4,381)
2012	5,676

Credit Risk

We maintain credit policies with regard to our counterparties on the derivative financial instruments that we believe minimize our overall credit risk, including an evaluation of potential counterparties’ financial condition (including credit ratings), collateral requirements under certain circumstances and the use of standardized agreements, which allow for netting of positive and negative exposure associated with a single counterparty.

We may enter into industry standard master netting agreements and may enter into cash collateral agreements requiring the counterparty to deposit funds into a brokerage margin account. The netting agreements reduce our credit risk by providing for net settlement of any offsetting positive and negative exposures with counterparties. The cash collateral agreements reduce the level of our net counterparty credit risk because the amount of collateral represents additional funds that we may access to net settle positions due us, and the amount of collateral adjusts each day in response to changes in the market value of counterparty derivatives.

Our counterparties consist primarily of financial institutions and energy companies. This concentration of counterparties may impact our overall exposure to credit risk, either positively or negatively, in that the counterparties may be similarly affected by changes in economic, regulatory or other conditions.

As is customary in the crude oil industry, we generally receive payment from customers on a monthly basis. As a result, receivables from individual customers in our crude oil logistics are typically higher than the receivables from customers of our other segments.

Failure of a counterparty to perform on a contract could result in our inability to realize amounts that have been recorded on our consolidated statements of financial position and recognized in our net income.

Interest Rate Risk

Our Revolving Credit Facility is variable-rate debt with interest rates that are generally indexed to bank prime or LIBOR interest rates. At March 31, 2014, we have $922.0 million of outstanding borrowings under our Revolving Credit Facility at a rate of 1.98%. A change in interest rates of 0.125% would result in an increase or decrease of our annual interest expense of $1.2 million on the $922.0 million of outstanding borrowings on the revolving credit facility at March 31, 2014.